Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding	$ 0	$ 3,235		$ 592
Series A Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		88	[1],[2]	113	[1]
Series C Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		3,147	[1],[2]	479	[1]
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		0		0
Level 1 [Member] | Series A Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		0	[1]	0	[1]
Level 1 [Member] | Series C Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		0	[1]	0	[1]
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		0		0
Level 2 [Member] | Series A Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		0	[1]	0	[1]
Level 2 [Member] | Series C Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		0	[1]	0	[1]
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		3,235		592
Level 3 [Member] | Series A Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		88	[1],[2]	113	[1]
Level 3 [Member] | Series C Warrants [Member]
Fair Value Of Assets And Liabilities Measured On Recurring Basis (Line Items)
Warrants and Rights Outstanding		$ 3,147	[1],[2]	$ 479	[1]

[1]	In order to determine the fair value of the redeemable convertible preferred stock warrants, the Company used an option pricing model (“OPM”) for the year ended December 31, 2011 and a hybrid of the probability-weighted expected return method (“PWERM”) and the OPM, collectively referred to as the “Hybrid Method,” for the year ended December 31, 2012. The Hybrid Method is a PWERM model in which one of the valuation scenarios is modeled using an OPM. Significant inputs for the OPM included an estimate of the fair value of the Series A and Series C redeemable convertible preferred stock, the remaining contractual life of the warrants, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.
[2]	In order to determine the fair value of the redeemable convertible preferred stock warrants, the Company used a hybrid of the probability-weighted expected return method (“PWERM”) and the option pricing model (“OPM”), collectively referred to as the “Hybrid Method,” for the year ended December 31, 2012. The Hybrid Method is a PWERM model in which one of the valuation scenarios is modeled using an OPM.Significant inputs for the OPM included an estimate of the fair value of the Series A and C redeemable convertible preferred stock, the remaining contractual life of the warrants, an estimate of the timing of a liquidity event, a risk-free rate of interest and an estimate of the Company’s stock volatility using the volatilities of guideline peer companies. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.